RESTRICTIONS ON CASH AND DIVIDENDS	12 Months Ended
Dec. 31, 2021
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Restrictions On Cash And Dividends [Text Block]	Restrictions on Cash and Dividends
As of December 31, 2021 and 2020, First Financial had $34.0 million and $38.0 million, respectively, in cash restricted for withdrawal and usage due to the centrally cleared derivative initial margin requirement. Additionally, First Financial had no required reserves with the FRB as of December 31, 2021 and 2020.

Dividends paid by First Financial to its shareholders are principally funded through dividends paid to the Company by its subsidiaries; however, certain restrictions exist regarding the ability of the Bank to transfer funds to First Financial in the form of cash dividends, loans or advances. The approval of the Federal Reserve Board and the ODFI is required for the Bank to pay dividends in excess of the regulatory limit, which is equal to the net income of the current year through the dividend date combined with the Bank's retained net income from the two preceding years. As of December 31, 2021, First Financial's subsidiaries had retained earnings of $727.9 million, of which $166.2 million was available for distribution to First Financial without prior regulatory approval.